UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison Value Fund

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Jennison Value Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund (the Fund) is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	6.51%	10.55%	33.28%	152.52%	365.99%
Class B	6.19	9.78	28.33	134.31	409.95 (409.66)
Class C	6.19	9.78	28.33	134.31	148.65
Class Z	6.69	10.85	34.96	N/A	122.09
S&P 500 Index[3]	3.28	6.33	–13.86	165.55	***
Russell 1000 Value Index[4]	6.72	13.92	27.97	217.65	****
Lipper Multi-Cap Value Funds Avg.[5]	5.15	9.72	27.85	168.56	*****

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		5.50%	5.34%	9.80%	10.47%
Class B		5.87	5.58	9.60	9.56 (9.55)
Class C		9.87	5.74	9.60	9.23
Class Z		11.95	6.81	N/A	9.54
S&P 500 Index[3]		6.69	–3.16	10.79	***
Russell 1000 Value Index[4]		13.17	5.19	12.81	****
Lipper Multi-Cap Value Funds Avg.[5]		9.96	5.21	10.87	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 1/22/87; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

4The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a lesser-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

5The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index, the Russell 1000 Value Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Since Inception cumulative total returns as of 4/30/05 are 387.42% for Class A, 547.16% for Class B, 204.54% for Class C, and 108.98% for Class Z. S&P 500 Index Since Inception average annual total returns as of 3/31/05 are 11.15% for Class A, 10.94% for Class B, 11.20% for Class C, and 8.68% for Class Z.

**** Russell 1000 Value Index Since Inception cumulative total returns as of 4/30/05 are 475.98% for Class A, 650.32% for Class B, 251.39% for Class C, and 149.66% for Class Z. Russell 1000 Value Index Since Inception average annual total returns as of 3/31/05 are 12.37% for Class A, 11.84% for Class B, 12.69% for Class C, and 10.82% for Class Z.

*****Lipper Average Since Inception cumulative total returns as of 4/30/05 are 399.55% for Class A, 518.66% for Class B, 198.99% for Class C, and 117.46% for Class Z. Lipper Average Since Inception average annual total returns as of 3/31/05 are 11.25% for Class A, 10.51% for Class B, 10.97% for Class C, and 9.10% for Class Z.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Citigroup, Inc., Diversified Financial Services	3.0%
Altria Group, Inc., Tobacco	2.7
The Kroger Co., Food & Staples Retailing	2.4
TXU Corp., Electric Utilities	2.3
Occidental Petroleum Corp., Oil & Gas	2.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/05
Oil & Gas	11.5%
Diversified Financial Services	7.3
Insurance	6.6
Capital Markets	6.1
Healthcare Providers & Services	5.1

Industry weightings are subject to change.

Jennison Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Value Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,065.11	1.02%	$5.22
	Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Class B	Actual	$1,000.00	$1,061.89	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85

Class C	Actual	$1,000.00	$1,061.89	1.77%	$9.05
	Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85

Class Z	Actual	$1,000.00	$1,066.90	0.77%	$3.95
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Jennison Value Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS

Aerospace & Defense 3.2%
324,600	Empresa Brasileira de Aeronautica SA, ADR (Brazil)(b)	$9,361,464
160,500	Lockheed Martin Corp.	9,782,475
154,900	Northrop Grumman Corp.	8,494,716

		27,638,655

Biotechnology 0.6%
215,800	MedImmune, Inc.(a)(b)	5,474,846

Capital Markets 6.1%
191,300	Lehman Brothers Holdings, Inc.(b)	17,546,036
232,800	Mellon Financial Corp.	6,446,232
323,100	Merrill Lynch & Co., Inc.	17,424,783
403,800	The Bank of New York Co., Inc.	11,282,172

		52,699,223

Chemicals 2.7%
210,500	E.I. du Pont de Nemours & Co.	9,916,655
258,500	Huntsman Corp.(a)(b)	5,438,840
660,800	The Mosaic Co.(a)(b)	8,491,280

		23,846,775

Commercial Banks 2.0%
385,818	Bank of America Corp.	17,377,243

Commercial Services & Supplies 4.0%
510,400	Cendant Corp.	10,162,064
499,220	PHH Corp.(a)	11,157,567
466,800	Waste Management, Inc.	13,299,132

		34,618,763

Communications Equipment 1.6%
837,500	Avaya, Inc.(a)	7,269,500
2,477,700	Nortel Networks Corp.(a)(b)	6,169,473

		13,438,973

Computers & Peripherals 2.1%
247,100	Dell, Inc.(a)	8,606,493
522,600	Seagate Technology	9,187,308

		17,793,801

See Notes to Financial Statements.

Jennison Value Fund	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Consumer Finance 1.3%
103,600	American Express Co.	$5,459,720
315,800	MBNA Corp.	6,237,050

		11,696,770

Diversified Financial Services 6.0%
556,800	Citigroup, Inc.	26,147,328
362,200	J. P. Morgan Chase & Co.	12,854,478
337,200	Principal Financial Group, Inc.	13,177,776

		52,179,582

Diversified Telecommunication Services 2.3%
153,000	ALLTEL Corp.	8,714,880
485,300	SBC Communications, Inc.	11,550,140

		20,265,020

Electric Utilities 4.4%
232,800	E.ON AG, ADR (Germany)	6,588,240
234,100	Exelon Corp.	11,587,950
235,000	TXU Corp.	20,160,650

		38,336,840

Energy Equipment & Services 3.4%
127,400	ENSCO International, Inc.	4,153,240
391,300	GlobalSantaFe Corp.	13,147,680
288,700	Halliburton Co.	12,007,033

		29,307,953

Food Products 1.7%
366,800	Cadbury Schweppes PLC, ADR (United Kingdom)	14,910,420

Food & Staples Retailing 2.4%
1,338,000	The Kroger Co.(a)(b)	21,100,260

Health Care Providers & Services 5.1%
192,300	CIGNA Corp.	17,687,754
209,000	Express Scripts, Inc.(a)(b)	18,734,760
162,670	Medco Health Solutions, Inc.(a)(b)	8,291,290

		44,713,804

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Hotels Restaurants & Leisure 1.6%
251,300	GTECH Holdings Corp.(b)	$6,149,311
274,800	McDonald’s Corp.	8,054,388

		14,203,699

Household Products 1.3%
177,500	Kimberly-Clark Corp.	11,084,875

Industrial Conglomerates 3.8%
467,200	General Electric Co.	16,912,640
500,000	Tyco International Ltd.	15,655,000

		32,567,640

Insurance 6.6%
295,600	American International Group, Inc.	15,031,260
338,800	Genworth Financial, Inc. (Class A)	9,469,460
201,700	Loews Corp.	14,296,496
143,100	MBIA, Inc.(b)	7,495,578
151,500	XL Capital Ltd. (Class A)(b)	10,650,450

		56,943,244

Internet & Catalog Retail 0.7%
287,500	IAC / InterActiveCorp(a)(b)	6,250,250

IT Services 2.2%
412,300	Accenture Ltd. (Class A)(a)	8,946,910
306,100	SunGuard Data Systems, Inc.(a)	10,223,740

		19,170,650

Media 2.9%
309,400	EchoStar Communications Corp. (Class A)(b)	8,957,130
494,990	News Corp. (Class A)	7,563,447
259,215	Viacom, Inc. (Class B)	8,974,023

		25,494,600

Metals & Mining 2.3%
292,200	Inco Ltd.(a)	10,443,228
115,100	Phelps Dodge Corp.(b)	9,881,335

		20,324,563

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Multi-Utilities 2.6%
171,600	Dominion Resources, Inc.	$12,938,640
230,700	Sempra Energy	9,315,666

		22,254,306

Office Electronics 1.7%
1,096,800	Xerox Corp.(a)	14,532,600

Oil & Gas 11.5%
125,300	Eni S.p.A., ADR (Italy)	15,720,138
137,200	Exxon Mobil Corp.	7,824,516
357,200	Nexen, Inc.	17,056,300
288,100	Occidental Petroleum Corp.	19,878,900
492,300	Suncor Energy, Inc.	18,146,178
137,900	Total S.A., ADR (France)(b)	15,294,489
157,929	Trident Resources Corp. (Canada) (cost $6,560,148; purchase date 3/11/05)(a)(f)(g)	6,275,491

		100,196,012

Paper & Forest Products 1.2%
305,000	Georgia-Pacific Corp.	10,452,350

Pharmaceuticals 4.7%
147,600	Eli Lilly & Co.	8,630,172
289,100	Novartis A.G., ADR (Switzerland)	14,087,843
398,700	Pfizer, Inc.	10,832,679
229,100	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	7,157,084

		40,707,778

Software 0.9%
292,600	Microsoft Corp.	7,402,780

Thrifts & Mortgage Finance 1.1%
159,400	Freddie Mac	9,806,288

Tobacco 2.7%
366,500	Altria Group, Inc.	23,818,835

Wireless Telecommunication Services 2.0%
614,000	Nextel Communications, Inc. (Class A)(a)	17,185,860

	Total long-term investments (cost $701,472,440)	857,795,258

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 14.6%

Mutual Fund 14.6%
126,599,527	Dryden Core Investment Fund-Taxable Money Market Series(c)(d)
	(cost $126,599,527; Note 3)	$126,599,527

Repurchase Agreement

Principal Amount (000)
$30	State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/05, 0.75%, due 5/2/05(e) (cost $30,000)	30,000

	Total short-term investments (cost $126,629,527)	126,629,527

	Total Investments 113.3% (cost $828,101,967; Note 5)	984,424,785
	Liabilities in excess of other assets ( 13.3%)	(115,299,591)

	Net Assets 100%	$869,125,194

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $102,095,584; cash collateral of $112,629,239 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments. See Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Repurchase price of $30,002. Collateralized by $30,000 U.S. Treasury Notes with a rate of 5.5%, maturity date of 08/15/28, and aggregate market value, including accrued interest of $34,523.
(f)	Indicates a fair valued security.
(g)	Indicates a restricted security and deemed illiquid. The aggregate cost is $6,560,148. The aggregate value of $6,275,491 at April 30, 2005 is approximately 0.72% of net assets.
ADR—American	Depositary Receipt.

See Notes to Financial Statements.

Jennison Value Fund	11

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 was as follows:

Mutual Fund	14.6%
Oil & Gas	11.5
Insurance	6.6
Capital Markets	6.1
Diversified Financial Services	6.0
Health Care Providers & Services	5.1
Pharmaceuticals	4.7
Electric Utilities	4.4
Commercial Services & Supplies	4.0
Industrial Conglomerates	3.8
Energy Equipment & Services	3.4
Aerospace & Defense	3.2
Media	2.9
Tobacco	2.7
Chemicals	2.7
Multi-Utilities	2.6
Food & Staples Retailing	2.4
Metals & Mining	2.3
Diversified Telecommunication Services	2.3
IT Services	2.2
Computers & Peripherals	2.1
Wireless Telecommunication Services	2.0
Commercial Banks	2.0
Office Electronics	1.7
Food Products	1.7
Hotels Restaurants & Leisure	1.6
Communications Equipment	1.5
Consumer Finance	1.4
Household Products	1.3
Paper & Forest Products	1.2
Thrifts & Mortgage Finance	1.1
Software	0.9
Internet & Catalog Retail	0.7
Biotechnology	0.6

113.3
Liabilities in excess of other assets	(13.3)

Total	100.0%

See Notes to Financial Statements.

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Financial Statements

APRIL 30, 2005	SEMIANNUAL REPORT

Jennison Value Fund

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments, at value including securities on loan of $102,095,584:
Unaffiliated investments (cost $701,502,440)	$857,825,258
Affiliated investments (cost $126,599,527)	126,599,527
Foreign currency, at value (cost $112,604)	108,731
Cash	6,137
Receivable for investments sold	21,390,761
Dividends and interest receivable	1,216,118
Receivable for Fund shares sold	761,591
Prepaid expenses	24,406
Tax reclaim receivable	14,350

Total assets	1,007,946,879

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	112,629,239
Payable for investments purchased	22,809,393
Payable for Fund shares reacquired	1,914,181
Accrued expenses	675,252
Management fee payable	405,765
Distribution fee payable	288,719
Transfer agent fee payable	96,301
Deferred trustees’ fees	2,835

Total liabilities	138,821,685

Net Assets	$869,125,194

Net assets were comprised of:
Shares of beneficial interest, at par	$493,312
Paid-in capital in excess of par	737,654,775

738,148,087
Undistributed net investment income	1,659,144
Accumulated net realized loss on investments and foreign currency transactions	(27,000,982)
Net unrealized appreciation on investments and foreign currencies	156,318,945

Net assets, April 30, 2005	$869,125,194

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($659,633,556 ÷ 37,375,936 shares of beneficial interest issued and outstanding)	$17.65
Maximum sales charge (5.5% of offering price)	1.03

Maximum offering price to public	$18.68

Class B
Net asset value, offering price and redemption price per share ($159,429,910 ÷ 9,112,508 shares of beneficial interest issued and outstanding)	$17.50

Class C
Net asset value, offering price and redemption price per share ($19,621,668 ÷ 1,121,545 shares of beneficial interest issued and outstanding)	$17.50

Class Z
Net asset value, offering price and redemption price per share ($30,440,060 ÷ 1,721,215 shares of beneficial interest issued and outstanding)	$17.69

See Notes to Financial Statements.

Jennison Value Fund	15

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Income
Unaffiliated dividends and Interest (net of foreign withholding taxes of $150,022)	$9,075,364
Affiliated dividend income	147,731
Affiliated income from securities loaned, (net)	61,014

Total income	9,284,109

Expenses
Management fee	2,469,733
Distribution fee—Class A	819,859
Distribution fee—Class B	913,499
Distribution fee—Class C	103,464
Transfer agent’s fees and expenses (including affiliated expense of $576,500)	683,000
Custodian’s fees and expenses	87,000
Reports to shareholders	75,000
Registration fees	31,000
Legal fees and expenses	25,000
Insurance	14,000
Trustees’ fees	10,000
Audit fee	8,000
Miscellaneous	9,053

Total expenses	5,248,608

Net investment income	4,035,501

Realized And Unrealized Gain On Investments And Foreign Currency Transactions
Net realized gain on:
Investment transactions	47,517,569
Foreign currency transactions	53,697

47,571,266

Net change in unrealized appreciation (depreciation) on:
Investments	3,494,311
Foreign currencies	(3,873)

3,490,438

Net gain on investments and foreign currencies	51,061,704

Net Increase In Net Assets Resulting From Operations	$55,097,205

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months and Year Ended Periods (Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase In Net Assets
Operations
Net investment income	$4,035,501	$4,155,218
Net realized gain on investments and foreign currency transactions	47,571,266	50,465,675
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,490,438	72,355,125

Net increase in net assets resulting from operations	55,097,205	126,976,018

Dividends from net investment income (Note 1)
Class A	(5,295,657)	(4,751,361)
Class B	(115,838)	(208,524)
Class C	(12,108)	(20,158)
Class Z	(307,762)	(351,330)

	(5,731,365)	(5,331,373)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	49,355,914	73,749,089
Net asset value of shares issued in reinvestment of dividends	5,283,292	4,922,847
Cost of shares reacquired	(85,185,497)	(177,888,261)

Net decrease in net assets from Fund share
transactions	(30,546,291)	(99,216,325)

Total increase	18,819,549	22,428,320

Net Assets
Beginning of period	850,305,645	827,877,325

End of period (a)	$869,125,194	$850,305,645

(a) Includes undistributed net investment income of:	$1,659,144	$3,355,008

See Notes to Financial Statements.

Jennison Value Fund	17

Notes to Financial Statements

(Unaudited)

Jennison Value Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2005, there were no securities whose values were impacted by events occurring after the close of the security’s foreign market.

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Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Jennison Value Fund	19

Notes to Financial Statements

Cont’d

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purpose, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance

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with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .56 of 1% of the Fund’s average daily net assets for the period ended April 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C

Jennison Value Fund	21

Notes to Financial Statements

Cont’d

and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2005, PIMS contractually agreed to limit such fees to ..25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received approximately $103,900 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2005, it received approximately $400, $91,700, and $400 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (”SCA”) with two banks. The commitment under the credit agreement is $500 million. The Funds pay a commitment fee of .075% of 1% of the unused portion of the agreement. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The expiration of the SCA is October 28, 2005. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $110,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the securities lending agent for the Fund. For the six months ended April 30, 2005, PIM has been compensated by the Fund approximately $21,491 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were $238,036,671 and $257,820,613, respectively.

As of April 30, 2005, the Fund had securities on loan with an aggregate market value of $102,095,584. The Fund received $112,629,239 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

As of October 31, 2004, the Fund had a capital loss carryforward for federal income tax purposes of approximately $71,833,000 which $37,003,000 expires in 2010 and $34,830,000 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Jennison Value Fund	23

Notes to Financial Statements

Cont’d

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$829,489,621	$179,148,393	$24,213,229	$154,935,164

The difference between book basis is primarily attributable to the difference in the treatment of wash sale losses for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

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Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	1,939,211	$34,614,343
Shares issued in reinvestment of dividends	279,079	4,855,978
Shares reacquired	(3,476,488)	(62,043,371)

Net increase (decrease) in shares outstanding before conversion	(1,258,198)	(22,573,050)
Shares issued upon conversion from Class B	2,101,064	37,804,376

Net increase (decrease) in shares outstanding	842,866	$15,231,326

Year ended October 31, 2004:
Shares sold	2,332,662	$37,341,107
Shares issued in reinvestment of dividends	293,250	4,360,621
Shares reacquired	(6,760,856)	(107,958,726)

Net increase (decrease) in shares outstanding before conversion	(4,134,944)	(66,256,998)
Shares issued upon conversion from Class B	2,092,635	33,622,904

Net increase (decrease) in shares outstanding	(2,042,309)	$(32,634,094)

Class B
Six months ended April 30, 2005:
Shares sold	423,080	$7,493,552
Shares issued in reinvestment of dividends	6,332	109,543
Shares reacquired	(916,451)	(16,196,529)

Net increase (decrease) in shares outstanding before conversion	(487,039)	(8,593,434)
Shares issued upon conversion into Class A	(2,115,386)	(37,804,376)

Net increase (decrease) in shares outstanding	(2,602,425)	$(46,397,810)

Year ended October 31, 2004:
Shares sold	989,495	$15,686,689
Shares reacquired	13,323	196,920
	(2,198,494)	(34,764,429)

Net increase (decrease) in shares outstanding before conversion
Shares reacquired upon conversion into Class A	(1,195,676)	(18,880,820)
	(2,112,319)	(33,622,904)

Net increase (decrease) in shares outstanding	(3,307,995)	$(52,503,724)

Jennison Value Fund	25

Notes to Financial Statements

Cont’d

Class C	Shares	Amount
Six months ended April 30, 2005:
Shares sold	85,573	$1,509,236
Shares issued in reinvestment of dividends	661	11,439
Shares reacquired	(177,615)	(3,152,120)

Net increase (decrease) in shares outstanding	(91,381)	$(1,631,445)

Year ended October 31, 2004:
Shares sold	195,705	$3,114,846
Shares issued in reinvestment of dividends	1,292	19,103
Shares reacquired	(469,869)	(7,381,699)

Net increase (decrease) in shares outstanding	(272,872)	$(4,247,750)

Class Z
Six months ended April 30, 2005:
Shares sold	322,390	$5,738,783
Shares issued in reinvestment of dividends	17,585	306,332
Shares reacquired	(213,283)	(3,793,477)

Net increase (decrease) in shares outstanding	126,692	$2,251,638

Year ended October 31, 2004:
Shares sold	1,090,896	$17,606,447
Shares issued in reinvestment of dividends	23,251	346,203
Shares reacquired	(1,743,995)	(27,783,407)

Net increase (decrease) in shares outstanding	(629,848)	$(9,830,757)

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Financial Highlights

APRIL 30, 2005	SEMIANNUAL REPORT

Jennison Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.71

Income (loss) from investment operations
Net investment income	.09
Net realized and unrealized gain (loss) on investment transactions	1.00

Total from investment operations	1.09

Less distributions
Dividends from net investment income	(.15)
Distributions from net realized gains	—

Total distributions	(.15)

Net asset value, end of period	$17.65

Total Return(a):	6.51%
Ratios/Supplemental Data:
Net assets, end of period (000)	$659,634
Average net assets (000)	$661,323
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.02	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income	1.06	%(d)
For Class A, B, C, and Z shares:
Portfolio turnover rate(e)	27%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limits its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(c)	Calculated based upon average shares outstanding during the year.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2004(c)	2003(c)	2002(c)	2001	2000

$14.50	$12.17	$16.09	$18.49	$18.12

.11	.11	.11	.16	.31
2.22	2.31	(2.43)	(1.22)	2.49

2.33	2.42	(2.32)	(1.06)	2.80

(.12)	(.09)	(.10)	(.12)	(.25)
—	—	(1.50)	(1.22)	(2.18)

(.12)	(.09)	(1.60)	(1.34)	(2.43)

$16.71	$14.50	$12.17	$16.09	$18.49

16.21%	19.97%	(16.56)%	(6.21)%	17.60%

$610,345	$559,230	$516,702	$690,433	$634,991
$598,375	$529,960	$657,772	$714,431	$571,048

1.07%	1.12%	1.04%	1.08%	1.16%
.82%	.87%	.79%	.83%	.91%
.68%	.88%	.74%	.83%	1.83%

56%	97%	72%	179%	64%

See Notes to Financial Statements.

Jennison Value Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.49

Income (loss) from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.02

Less distributions
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total distributions	(.01)

Net asset value, end of period	$17.50

Total Return(a):	6.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$159,430
Average net assets (000)	$184,214
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.77	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)
Net investment income (loss)	.38	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Calculated based upon average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2004(c)	2003(c)	2002(c)	2001	2000

$14.31	$12.02	$15.92	$18.38	$18.06

(.01)	.02	— (b)	.03	.20
2.20	2.27	(2.40)	(1.22)	2.46

2.19	2.29	(2.40)	(1.19)	2.66

(.01)	—	—	(.05)	(.16)
—	—	(1.50)	(1.22)	(2.18)

(.01)	—	(1.50)	(1.27)	(2.34)

$16.49	$14.31	$12.02	$15.92	$18.38

15.34%	19.05%	(17.21)%	(6.93)%	16.71%

$193,230	$215,039	$241,923	$395,833	$639,755
$212,833	$221,850	$347,114	$529,705	$778,722

1.82%	1.87%	1.79%	1.83%	1.91%
.82%	.87%	.79%	.83%	.91%
(.06)%	.13%	(.01)%	.12%	1.13%

See Notes to Financial Statements.

Jennison Value Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.49

Income (loss) from investment operations
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.99

Total from investment operations	1.02

Less distributions
Dividends from net investment income	(.01)
Distributions from net realized gains	—

Total distributions	(.01)

Net asset value, end of period	$17.50

Total Return(a):	6.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,622
Average net assets (000)	$20,864
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.77	%(e)
Expenses, excluding distribution and service (12b-1) fees	.77	%(e)
Net investment income (loss)	.33	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Less than $.005 per share.
(c)	Less than .005%.
(d)	Calculated based upon average shares outstanding during the year.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2004(d)	2003(d)	2002(d)		2001	2000

$14.31	$12.02	$15.92		$18.38	$18.06

(.01)	.02	—	(b)	.02	.19
2.20	2.27	(2.40)		(1.21)	2.47

2.19	2.29	(2.40)		(1.19)	2.66

(.01)	—	—		(.05)	(.16)
—	—	(1.50)		(1.22)	(2.18)

(.01)	—	(1.50)		(1.27)	(2.34)

$16.49	$14.31	$12.02		$15.92	$18.38

15.34%	19.05%	(17.21)%		(6.93)%	16.71%

$20,006	$21,268	$22,728		$30,459	$28,032
$21,130	$22,008	$29,071		$31,358	$27,782

1.82%	1.87%	1.79%		1.83%	1.91%
.82%	.87%	.79%		.83%	.91%
(.07)%	.13%	0	%(c)	.08%	1.10%

See Notes to Financial Statements.

Jennison Value Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.76

Income (loss) from investment operations
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	1.00

Total from investment operations	1.12

Less distributions
Dividends from net investment income	(.19)
Distributions from net realized gains	—

Total distributions	(.19)

Net asset value, end of period	$17.69

Total Return(a):	6.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,440
Average net assets (000)	$29,679
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.77	%(c)
Expenses, excluding distribution and service (12b-1) fees	.77	%(c)
Net investment income	1.31	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b)	Calculated based upon average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended October 31,
2004(b)	2003(b)	2002(b)	2001	2000

$14.54	$12.21	$16.14	$18.52	$18.13

.15	.15	.14	.28	.35
2.23	2.30	(2.43)	(1.30)	2.50

2.38	2.45	(2.29)	(1.02)	2.85

(.16)	(.12)	(.14)	(.14)	(.28)
—	—	(1.50)	(1.22)	(2.18)

(.16)	(.12)	(1.64)	(1.36)	(2.46)

$16.76	$14.54	$12.21	$16.14	$18.52

16.49%	20.26%	(16.34)%	(5.98)%	17.94%

$26,725	$32,340	$31,300	$62,366	$153,246
$25,857	$31,275	$58,256	$69,810	$141,384

.82%	.87%	.79%	.83%	.91%
.82%	.87%	.79%	.83%	.91%
.93%	1.13%	.98%	1.11%	2.07%

See Notes to Financial Statements.

Jennison Value Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN*	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison Value Fund
Share Class	A	B	C	Z
NASDAQ	PBEAX	PBQIX	PEICX	PEIZX
CUSIP	476297106	476297205	476297304	476297403

*	On or about June 27, 2005, the Fund’s Custodian will be The Bank of New York, One Wall Street, New York, NY 10005.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Value Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at Jennison Value Fund, PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Trustees are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	Z
NASDAQ	PBEAX	PBQIX	PEICX	PEIZX
CUSIP	476297106	476297205	476297304	476297403

MF131E2      IFS-A105352      Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.